Consolidated Schedule of Investments (unaudited)	iShares® GSCI Commodity Dynamic Roll Strategy ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Certificates of Deposit
Bank of Montreal
5.40%, 10/13/23	$10,000	$9,994,270
5.93%, 04/12/24	2,500	2,500,111
Bayerische Landesbank, 5.94%, 01/11/24, (1-day SOFR + 0.635%)(a)	1,500	1,501,564
Bayerische Landesbank/New York, 5.70%, 01/11/24, (1-day SOFR + 0.635%)(a)	6,500	6,506,775
BNP Paribas SA, 5.70%, 03/04/24	3,000	2,996,949
Canadian Imperial Bank of Commerce
5.40%, 02/08/24	4,000	3,991,793
5.94%, 07/22/24, (1-day SOFR + 0.640%)(a)	5,000	5,004,297
CDP Financial Inc., 5.68%, 01/05/24	6,500	6,341,842
DNB Bank ASA
5.63%, 12/14/23	3,160	3,160,070
5.65%, 12/20/23	3,840	3,840,201
Mizuho Bank Ltd.
5.58%, 11/02/23	5,000	4,999,747
5.73%, 01/31/24	2,000	1,999,870
5.80%, 01/29/24	6,500	6,499,815
Royal Bank of Canada, 5.65%, 11/09/23, (1-day SOFR + 0.350%)(a)	1,750	1,750,381
Sumitomo Mitsui Trust Bank Ltd.
5.50%, 08/17/23, (1-day SOFR + 0.190%)(a)	2,000	2,000,074
5.61%, 08/16/23, (1-day SOFR + 0.300%)(a)	3,000	3,000,250
Svenska Handelsbanken AB, 5.65%, 11/06/23, (1-day SOFR + 0.350%)(a)	4,000	4,001,442
Svenska Handelsbanken/New York NY, 5.85%, 04/29/24, (1-day SOFR + 0.550%)(a)	4,000	4,001,270
Wells Fargo Bank NA, 5.94%, 07/08/24, (1-day SOFR + 0.640%)(a)	4,000	4,001,425
Westpac Banking Corp., 5.63%, 11/06/23, (1-day SOFR + 0.320%)(a)	3,000	3,000,467

Total Certificates of Deposit — 9.9%
(Cost: $81,075,080)		81,092,613

Commercial Paper

Amcor Finance USA Inc., 5.55%, 08/04/23	6,585	6,580,942
Amcor Flexibles North America Inc., 5.63%, 08/23/23	4,500	4,483,900
American Honda Finance Corp., 5.60%, 09/25/23	7,950	7,881,390
Australia & New Zealand Banking Group Ltd., 5.49%, 12/01/23	10,000	9,815,876
Bank of Nova Scotia (The), 5.91%, 06/11/24	6,000	5,704,013
Barton Capital SA, 5.43%, 09/01/23	10,000	9,951,956
BASF SE, 5.47%, 09/25/23	9,500	9,419,860
BPCE SA, 5.35%, 09/01/23	7,000	6,966,873
Canadian National Railway Co., 5.61%, 09/21/23	8,000	7,935,740
Citigroup Global Markets Inc.
5.96%, 09/21/23, (1-day SOFR + 0.650%)(a)(b)	10,000	10,006,628
6.05%, 06/06/24	3,000	2,851,031
E.ON SE, 5.58%, 09/11/23	8,000	7,948,405
Enbridge U.S. Inc., 5.64%, 08/22/23	8,000	7,972,564
Evergy Kansas Central Inc., 5.46%, 08/02/23	5,000	4,998,483
Evergy Missouri West Inc., 5.47%, 08/08/23	3,000	2,996,360
Federation des Caisses Desjardins du Quebec
5.36%, 08/25/23	3,000	2,988,877
5.42%, 09/25/23	8,000	7,933,136
5.43%, 09/29/23	2,000	1,982,067

Security	Par (000)	Value

Fidelity National Information Services Inc.
5.47%, 08/08/23	$1,710	$1,707,925
5.47%, 08/16/23	4,130	4,119,978
5.48%, 08/21/23	7,500	7,476,113
Fiserv Inc., 5.50%, 08/21/23	3,750	3,738,521
GlaxoSmithKline LLC
5.33%, 08/14/23	3,000	2,993,798
5.51%, 11/06/23	3,000	2,955,680
5.52%, 11/10/23	7,000	6,892,206
GTA Funding LLC, 5.37%, 08/17/23	8,000	7,979,778
ING U.S. Funding LLC, 5.35%, 08/22/23	5,893	5,873,812
John Deere Capital Corp., 5.34%, 09/28/23	8,000	7,930,655
L'Oreal SA, 5.42%, 11/20/23	5,000	4,917,042
LSEGA Financing PLC, 5.62%, 08/22/23	10,000	9,965,759
LVMH Moet Hennessy Louis Vuitton SE
5.64%, 02/09/24	4,637	4,500,795
5.65%, 02/12/24	1,904	1,847,162
5.72%, 03/21/24	3,500	3,374,579
Mackinac Funding Co. LLC
5.51%, 09/19/23	10,000	9,924,069
5.56%, 10/16/23	9,000	8,894,164
Macquarie Bank Ltd., 5.51%, 10/13/23	5,796	5,731,128
Marriott International Inc.
5.55%, 08/28/23	5,000	4,978,681
5.55%, 08/29/23	8,000	7,964,742
Mercedes-Benz Finance North America LLC
5.21%, 08/04/23	4,000	3,997,688
5.32%, 09/11/23	5,000	4,969,212
Mitsubishi HC Finance America LLC, 5.47%, 08/15/23	9,000	8,979,525
MUFG Bank Ltd., 5.70%, 12/08/23	6,000	5,878,948
National Australia Bank Ltd., 5.80%, 04/12/24, (1-day SOFR + 0.500%)(a)(b)	5,000	5,002,094
National Bank of Canada, 5.73%, 01/16/24	5,000	4,869,095
Natixis SA, 5.32%, 09/01/23	5,000	4,976,458
Nestle Finance International Ltd., 5.29%, 09/29/23	4,000	3,965,067
NextEra Energy Capital Holdings Inc.
5.62%, 08/16/23	7,750	7,730,677
5.63%, 08/21/23	2,500	2,491,819
5.68%, 08/28/23	3,500	3,484,728
NTT Finance Americas Inc., 5.49%, 09/21/23	8,000	7,937,057
Nutrien Financial U.S. LLC, 5.52%, 08/23/23	7,000	6,975,461
Nutrien Ltd.
5.51%, 08/10/23	2,000	1,996,944
5.58%, 09/20/23	4,500	4,464,727
Oesterreichische Kontrollbank AG, 5.38%, 10/12/23	8,000	7,913,600
Penske Truck Leasing Co. LP, 5.59%, 08/17/23	5,750	5,734,849
Philip Morris International Inc., 5.40%, 09/05/23	8,000	7,957,008
Podium Funding Trust, 5.48%, 09/06/23	8,000	7,955,172
Procter & Gamble Co. (The), 5.25%, 10/27/23	4,442	4,385,668
Pure Grove Funding
5.38%, 08/25/23	6,650	6,625,233
5.58%, 11/14/23	6,250	6,148,895
5.77%, 01/08/24	5,000	4,874,129
Reckitt Benckiser Treasury Services PLC, 5.58%, 08/30/23	9,000	8,958,375
RWE AG
5.91%, 08/04/23	8,000	7,994,750
6.06%, 08/25/23	3,250	3,236,382
Sheffield Receivables Co. LLC, 5.56%, 10/12/23	8,000	7,910,826
Societe Generale SA, 5.84%, 03/06/24	10,000	9,656,960

Consolidated Schedule of Investments (unaudited) (continued)	iShares® GSCI Commodity Dynamic Roll Strategy ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Spire Inc.
5.47%, 08/08/23	$3,000	$2,996,360
5.47%, 08/16/23	3,000	2,992,720
Starbird Funding Corp., 5.40%, 09/01/23	5,000	4,976,120
Svenska Handelsbanken, 5.86%, 09/01/23, (1-day SOFR + 0.560%)(a)	10,000	10,003,415
TELUS Corp.
5.53%, 08/28/23	3,710	3,694,245
5.66%, 09/25/23	2,500	2,478,195
Toyota Industries Commercial Finance Inc.
5.33%, 08/28/23	6,750	6,722,128
5.72%, 01/26/24	5,000	4,861,822
Toyota Motor Credit Corp., 5.74%, 02/23/24	8,000	7,744,470
TransCanada PipeLines Ltd.
5.49%, 08/23/23	5,000	4,982,558
5.58%, 09/12/23	2,000	1,986,780
5.63%, 09/21/23	6,000	5,951,597
Virginia Electric & Power Co., 5.66%, 10/12/23	4,750	4,696,129
Walmart Inc., 5.30%, 08/21/23	4,000	3,987,666

Total Commercial Paper — 57.3%
(Cost: $464,551,276)		467,330,240

U.S. Treasury Obligations(c)
U.S. Treasury Bill
5.23%, 08/01/23	10,000	10,000,000
5.33%, 08/03/23	10,000	9,997,079
5.33%, 08/08/23	10,000	9,989,823
5.35%, 09/05/23	15,000	14,923,580
5.36%, 04/18/24	8,000	7,703,286
5.37%, 08/31/23	2,000	1,991,240
5.37%, 09/07/23	20,000	19,891,801
5.37%, 09/12/23	8,000	7,951,023
Security	Par/ Shares (000)	Value
5.37%, 10/03/23	$10,000	$9,908,388
5.38%, 09/21/23	12,000	11,910,644
5.39%, 09/14/23	5,000	4,967,816
5.42%, 11/24/23	20,000	19,665,062
5.43%, 11/02/23	2,000	1,972,702
5.45%, 11/09/23	10,000	9,853,403

Total U.S. Treasury Obligations — 17.3%
(Cost: $143,691,065)		140,725,847

Money Market Funds

BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(d)(e)	76,110	76,110,095

Total Money Market Funds — 9.3%
(Cost: $76,110,094)		76,110,095

Total Investments — 93.8%
(Cost: $765,427,515)		765,258,795

Other Assets Less Liabilities — 6.2%		50,937,941

Net Assets — 100.0%		$816,196,736

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Rates are discount rates or a range of discount rates as of period end.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$207,400,095	$—	$(131,290,000	)(a)	$—	$—	$76,110,095	76,110	$3,930,963	$131

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Corn	1,600	09/14/23	$40,320	$(9,080,397)
Wheat	701	09/14/23	23,334	885,845
Wheat KCBT	304	09/14/23	12,354	282,221
Lead	83	09/18/23	4,472	132,948

Consolidated Schedule of Investments (unaudited) (continued)	iShares® GSCI Commodity Dynamic Roll Strategy ETF
July 31, 2023

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
LME Copper	174	09/18/23	$38,413	$1,372,623
Coffee	102	09/19/23	6,298	(356,659)
Gasline RBOB	358	09/29/23	39,469	4,633,466
Lean Hogs	439	10/13/23	15,102	(845,051)
LME Nickel	64	10/16/23	8,552	372,288
Cattle Feeder	116	10/26/23	14,559	22,104
Brent Crude Oil	1,947	10/31/23	164,444	20,840,369
Live Cattle	503	10/31/23	36,120	(286,814)
Soybean	454	11/14/23	30,231	2,933,879
Cotton	198	12/06/23	8,387	(21,907)
Low Sulphur Gas	582	12/12/23	47,317	7,606,678
Cocoa	94	12/13/23	3,330	376,966
LME Zinc	98	12/18/23	6,295	(1,318,630)
Silver	32	12/27/23	4,054	(96,660)
Natural Gas	717	03/26/24	22,600	600,215
NY Harbor Ultra Sulphur Heating Oil	327	03/28/24	37,134	3,126,646
Sugar	636	04/30/24	16,326	(325,602)
Gold 100 OZ	189	06/26/24	39,097	367,446
WTI Crude Oil	2,199	08/20/24	167,234	11,323,027
LME Aluminum	494	12/16/24	30,137	(2,432,115)
				$40,112,886

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Certificates of Deposit	$—	$79,591,049	$—	$81,092,613
Commercial Paper	—	467,330,240	—	467,330,240
U.S. Treasury Obligations	—	140,725,847	—	140,725,847

Consolidated Schedule of Investments (unaudited) (continued)	iShares® GSCI Commodity Dynamic Roll Strategy ETF
July 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$76,110,095	$—	$—	$76,110,095
	$76,110,095	$687,647,136	$—	$765,258,795
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$54,876,721	$—	$—	$54,876,721
Liabilities
Commodity Contracts	(14,763,835)	—	—	(14,763,835)
	$40,112,886	$—	$—	40,112,886

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

SOFR	Secured Overnight Financing Rate

4